Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 173,409,113	$ 141,433,641	$ 88,971,787
Cost of revenues	134,504,540	102,567,896	65,562,563
Gross profit	38,904,573	38,865,745	23,409,224
Operating expenses:
Selling, general & administrative expenses	26,318,771	21,329,908	14,766,524
Total operating expenses	26,318,771	21,329,908	14,766,524
Income from operations	12,585,802	17,535,837	8,642,700
Interest expense	(190,808)	(404,958)	(1,609)
Government grants	1,825,402	1,709,297	1,885,340
Other income	1,547,788	552,205	175,995
Other expense	(202,688)	(124,370)	(331,641)
Total other income	2,979,694	1,732,174	1,728,085
Income before provision for income taxes	15,565,496	19,268,011	10,370,785
Income tax provision	2,391,371	2,966,880	1,255,654
Net income	13,174,125	16,301,131	9,115,131
Less: net income attributable to noncontrolling interest	118,114	208,593	341,672
Net income attributable to China Customer Relations Centers, Inc.	13,056,011	16,092,538	8,773,459
Comprehensive income
Net income	13,174,125	16,301,131	9,115,131
Other comprehensive income (loss)
Foreign currency translation adjustment	(828,331)	(2,741,283)	2,141,796
Total Comprehensive income	12,345,794	13,559,848	11,256,927
Less: Comprehensive income attributable to noncontrolling interest	109,238	140,467	401,324
Comprehensive income attributable to China Customer Relations Centers, Inc.	$ 12,236,556	$ 13,419,381	$ 10,855,603
Earnings per share attributable to China Customer Relations Centers, Inc.
Basic	$ 0.71	$ 0.88	$ 0.48
Diluted	$ 0.71	$ 0.88	$ 0.48
Weighted average common shares outstanding
Basic	18,329,600	18,329,600	18,329,600
Diluted	18,329,600	18,329,600	18,329,600